SCHEDULE OF BUSINESS ACQUISITION PRO FORMA (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Net Revenues	$ 27,755,762	$ 12,963,692
Net Income (Loss) Available to Common Shareholders	$ 5,233,967	$ (115,372,857)
Net Basic Earnings (Loss) per Share	$ 1.08	$ (24.80)
Net Diluted Earnings (Loss) per Share	$ 0.64	$ (24.80)